Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

10. Employee Benefit Plans

Substantially all of the employees of Sonic are eligible to participate in a 401(k) plan. Contributions by Sonic to the 401(k) plan were approximately $1.6 million, $0.5 million and $0.5 million in the years ended December 31, 2011, 2010 and 2009, respectively.

Stock Compensation Plans

Sonic currently has two stock compensation plans: the Sonic Automotive, Inc. 2004 Stock Incentive Plan (the “2004 Plan”) and the 2005 Formula Restricted Stock Plan for Non-Employee Directors (the “2005 Formula Plan”) (collectively, the “Stock Plans”). During the second quarter ended June 30, 2007, Sonic’s stockholders approved amendments to the 2004 Plan and the 2005 Formula Plan to increase the number of shares issuable under these plans to 3,000,000 and 90,000, respectively. During the second quarter ended June 30, 2009, Sonic’s stockholders approved an increase in the number of shares of Sonic’s Class A Common Stock authorized for issuance under the 2004 Plan and the 2005 Formula Plan to 5,000,000 and 340,000, respectively. The Sonic Automotive, Inc. 1997 Stock Option Plan (the “1997 Plan”) was terminated during the fourth quarter ended December 31, 2007.

The 2004 Plan and the 1997 Plan were adopted by the Board of Directors in order to attract and retain key personnel. Under the 2004 Plan and the 1997 Plan, options to purchase shares of Class A common stock may be granted to key employees of Sonic and its subsidiaries and to officers, directors, consultants and other individuals providing services to Sonic. The options are granted at the fair market value of Sonic’s Class A common stock at the date of grant, vest over a period ranging from six months to three years, are exercisable upon vesting and expire ten years from the date of grant. The 2004 Plan also authorized the issuance of restricted stock. Restricted stock grants under the 2004 Plan vest over a three year term. The 2005 Formula Plan provides for grants of restricted stock to non-employee directors and restrictions on those shares expire on the earlier of the first anniversary of the grant date or the day before the next annual meeting of Sonic’s stockholders. Individuals receiving restricted shares under both the 2005 Formula Plan and the 2004 Plan have voting rights and receive dividends on non-vested shares. Sonic issues new shares of Class A common stock to employees and directors to satisfy its option exercise and stock grant obligations. To offset the effects of these transactions, Sonic will periodically buy back shares of Class A common stock after considering cash flow, market conditions and other factors.

A summary of the status of the options related to the Stock Plans and the 1997 Plan is presented below:

($ in thousands, except per share data, term in years)	Options Outstanding	Exercise Price Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance - December 31, 2010	3,429	$1.81- 37.50	$16.69	5.1	$13,193

Exercised	(318)	1.81 - 10.35	1.98
Forfeited	(377)	1.81 - 37.50	18.66

Balance - December 31, 2011	2,734	$1.81 - 37.50	$17.74	4.1	$10,715

Exercisable	2,304	$1.81 - 37.50	$20.71	3.5	$5,127

	Year Ended December 31,
(In thousands, except per option data)	2011	2010	2009
Weighted Average Grant-Date Fair Value per Option Granted	N/A	N/A	$0.99
Intrinsic Value of Options Exercised	$4,039	$2,235	$—
Fair Value of Shares Vested	$444	$555	$395

Sonic recognized compensation expense within selling, general and administrative expenses related to the options in the Stock Plans of approximately $0.4 million, $0.5 million and $0.6 million in the years ended December 31, 2011, 2010 and 2009, respectively. Tax benefits recognized related to the compensation expenses were approximately $0.2 million for each of the years ended December 31, 2011, 2010 and 2009. The total compensation cost related to non-vested options not yet recognized at December 31, 2011 was approximately $0.1 million and is expected to be recognized over a weighted average period of approximately 0.3 years.

Black-Scholes Assumptions

The weighted average fair value of options granted in the year ended December 31, 2009 (no options were granted in the years ended December 31, 2010 or 2011) was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Stock Option Plans	2009
Dividend yield	0.00%
Risk free interest rates	1.67-1.87%
Expected lives	5 years
Volatility	64.13%

Sonic used an expected term of five years for option grants based on several facts associated with past grants and exercises. First, the historical exercise experience indicated that the expected term was at least three years (consistent with the three year graded vesting period attached to the majority of these options) and the majority of Sonic’s grants were in the early to middle stages of their contractual terms of ten years; secondly, the contractual term of all of Sonic’s options was ten years. Expected volatility was estimated based on historical experience.

A summary of the status of restricted stock and restricted stock unit grants related to the Stock Plans is presented below:

(Shares in thousands)	Non-vested Restricted Stock and Restricted Stock Units	Weighted Average Grant Date Fair Value
Balance - December 31, 2010	506	$10.58
Granted	402	13.10
Forfeited	(15)	11.20
Vested	(203)	10.99

Balance - December 31, 2011	690	$11.91

During the year ended December 31, 2011, approximately 376,000 restricted shares of Class A common stock and restricted stock units were awarded to Sonic’s executive officers and other key associates under the 2004 Plan. These awards were made in connection with establishing the objective performance criteria for the year ended December 31, 2011 incentive compensation and vest one-third annually over three years. The shares and units awarded to executive officers and other key associates are subject to forfeiture, in whole or in part, based upon specified measures of Sonic’s earnings per share performance for the year ended December 31, 2011, continuation of employment and compliance with any restrictive covenants contained in any agreement between Sonic and the respective officer and other key associates. Also in the year ended December 31, 2011, approximately 26,000 restricted shares of Class A common stock were awarded to Sonic’s Board of Directors pursuant to the 2005 Formula Plan and vest on the earlier of the first anniversary of the grant date or the day before the next annual meeting of Sonic’s stockholders. Sonic recognized compensation expense within selling, general and administrative expenses related to non-vested restricted stock and restricted stock units of approximately $3.3 million, $2.3 million and $2.2 million in the years ended December 31, 2011, 2010 and 2009, respectively. Tax benefits recognized related to the compensation expenses were approximately $1.2 million, $0.9 million and $0.8 million for the years ended December 31, 2011, 2010 and 2009, respectively. Total compensation cost related to non-vested restricted stock not yet recognized at December 31, 2011 was approximately $5.4 million and is expected to be recognized over a weighted average period of approximately 1.8 years.

Supplemental Executive Retirement Plan

On December 7, 2009, the Compensation Committee of Sonic’s Board of Directors approved and adopted the Sonic Automotive, Inc. Supplemental Executive Retirement Plan (the “SERP”) to be effective as of January 1, 2010. The SERP is a nonqualified deferred compensation plan that is unfunded for federal tax purposes. The SERP includes 11 members of senior management at December 31, 2011. The purpose of the SERP is to attract and retain key members of management by providing a retirement benefit in addition to the benefits provided by Sonic’s tax-qualified and other nonqualified deferred compensation plans.

The following table sets forth the status of the SERP:

	Year Ended December 31,
(In thousands)	2011	2010
Change in projected benefit obligation:
Obligation at beginning of year	$814	$—
Service cost	1,021	814
Interest cost	49	—
Actuarial loss (gain)	508	—

Obligation at end of year	$2,392	$814

Change in fair value of plan assets:
Plan assets at beginning of year	$—	$—

Plan assets at end of year	—	—

Funded Status Recognized	$(2,392)	$(814)

	December 31,
	2011	2010
Amounts recognized in the Consolidated Balance Sheets:
Non-current liability	$(2,392)	$(1,000)

Accumulated benefit obligation	$(2,392)	$—

The following table provides the cost components of the SERP:

	Year Ended December 31,
(In thousands)	2011	2010
Service cost	$1,021	$814
Interest cost	49	—

Net Pension expense (benefit)	$1,070	$814

The weighted average assumptions used to determine the benefit obligation and net periodic benefit costs consist of:

	December 31,
	2011	2010
Discount rate	4.40%	6.00%
Expected rate of return on plan assets	0.00%	0.00%
Rate of compensation increase	3.00%	3.00%

The estimated future benefit payments expected to be paid for each of the next five years and the sum of the payments expected for the next five years thereafter are:

(In thousands) Year Ending December 31,	Estimated Future Benefit Payments
2012	$—
2013	—
2014	—
2015	—
2016	—
2017 - 2021	1,510

Multi-Employer Benefit Plan

Six of Sonic’s dealership subsidiaries currently make fixed-dollar contributions to the Automotive Industries Pension Plan (the “AI Pension Plan”) pursuant to collective bargaining agreements between Sonic’s subsidiaries and the International Association of Machinists (the “IAM”) and the International Brotherhood of Teamsters (the “IBT”). The AI Pension Plan is a “multi-employer pension plan” as defined under the Employee Retirement Income Security Act of 1974, as amended, and Sonic’s six dealership subsidiaries are among approximately 240 employers that make contributions to the AI Pension Plan pursuant to collective bargaining agreements with the IAM and IBT. The risks of participating in this multi-employer pension plan are different from single-employer plans in the following aspects:

•	assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers;

•	if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and

•

if Sonic chooses to stop participating in the multi-employer pension plan, Sonic may be required to pay the plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

Sonic’s participation in the AI Pension Plan for the year ended December 31, 2011, is outlined in the table below. The “EIN/Pension Plan Number” column provides the Employee Identification Number (the “EIN”). Unless otherwise noted, the most recent Pension Protection Act of 2006 (the “PPA”) zone status available in the years ended December 31, 2011 and 2010 is for the plan’s year-end at December 31, 2010, and December 31, 2009, respectively. The zone status is based on information that Sonic received from the AI Pension Plan. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” column indicates plans for which a Financial Improvement Plan (the “FIP”) or a Rehabilitation Plan (the “RP”) is either pending or has been implemented. The last column lists the expiration dates of the collective-bargaining agreements to which the plan is subject. The number of employees covered by Sonic’s multi-employer plans increased 15.5% from December 31, 2009 to December 31, 2010 and 4.1% from December 31, 2010 to December 31, 2011, affecting the period-to-period comparability of the contributions for years ended December 31, 2011, 2010 and 2009.

		Pension Protection Act Zone Status		FIP/RP Status	Sonic Contributions (In thousands)				Collective- Bargaining
	EIN/Pension			Pending /	Year Ended December 31,			Surcharge	Agreement
Pension Fund	Plan Number	2011	2010	Implemented	2011	2010	2009	Imposed	Expiration Date (1)
AI Pension Plan	94-1133245	Red	Red	RP Implemented	$120	$117	$116	Yes	Between September 30, 2012 and August 31, 2014

(1)	Collective bargaining agreement expiration dates vary by union and dealership. Dates shown represent the range of the earliest and latest stated expirations for our union employees.

Sonic’s participating dealership subsidiaries were not listed in the AI Pension Plan’s Form 5500 as providing more than 5% of the total contributions for the plan years ended December 31, 2010 and December 31, 2009.

In June 2006, Sonic received information that the AI Pension Plan was substantially underfunded as of December 31, 2005. In July 2007, Sonic received updated information that the AI Pension Plan continued to be substantially underfunded as of December 31, 2006, with the amount of such underfunding increasing versus year end 2005. In March 2008, the Board of Trustees of the AI Pension Plan notified participants, participating employers and local unions that the AI Pension Plan’s actuary, in accordance with the requirements of the PPA, had issued a certification that the AI Pension Plan is in Critical Status effective with the plan year commencing January 1, 2008. As of April 2011, the AI Pension Plan remained in Critical Status for the plan year beginning January 1, 2011. In conjunction with the AI Pension Plan’s Critical Status, the Board of Trustees of the AI Pension Plan adopted a rehabilitation plan that implements reductions or eliminations of certain adjustable benefits that were previously available under the AI Pension Plan (including some forms of early retirement benefits, and disability and death benefits, among other items), and also implements a requirement on all participating employers to increase employer contributions to the AI Pension Plan for a seven year period commencing in 2013. Under applicable federal law, any employer contributing to a multi-employer pension plan that completely ceases participating in the plan while the plan is underfunded is subject to payment of such employer’s assessed share of the aggregate unfunded vested benefits of the plan. In certain circumstances, an employer can be assessed withdrawal liability for a partial withdrawal from a multi-employer pension plan. In addition, if the financial condition of the AI Pension Plan were to continue to deteriorate to the point that the AI Pension Plan is forced to terminate and be assumed by the Pension Benefit Guaranty Corporation (the “PBGC”), the participating employers could be subject to assessments by the PBGC to cover the participating employers’ assessed share of the unfunded vested benefits. If any of these adverse events were to occur in the future, it could result in a substantial withdrawal liability assessment to Sonic.